FPA Short Duration Government ETF
SCHEDULE OF INVESTMENTS
As of December 31, 2025 (Unaudited)

Principal Amount		Value
	BONDS & DEBENTURES — 98.7%
	U.S. TREASURY NOTES & BONDS — 98.7%
	U.S. Treasury Note
$3,684,000	3.625%, 8/31/2030	$3,671,232
80,000	3.625%, 9/30/2030	79,700
610,000	3.625%, 12/31/2030	607,188
	TOTAL U.S. TREASURY NOTES & BONDS
	(Cost $4,350,952)	4,358,120
	TOTAL BONDS & DEBENTURES
	(Cost $4,350,952)	4,358,120
	TOTAL INVESTMENTS — 98.7%
	(Cost $4,350,952)	4,358,120
	Other Assets in Excess of Liabilities — 1.3%	55,379
	TOTAL NET ASSETS — 100.0%	$4,413,499